UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 February 9, 2001

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp.                     COM              001957109      409    23693 SH       SOLE                                      23693
AT&T Corp.-Liberty Media Group COM              001957208     1241    91500 SH       SOLE                                      91500
Allstate Corp.                 COM              020002101     4466   102526 SH       SOLE                                     102526
American Express Co.           COM              025816109     7094   129120 SH       SOLE                                     129120
American Home Products         COM              026609107     5133    80770 SH       SOLE                                      80770
American Intl. Group           COM              026874107     1183    12000 SH       SOLE                                      12000
Amgen Corp.                    COM              031162100     5636    88145 SH       SOLE                                      88145
Amsouth Bancorporation         COM              032165102     1489    97629 SH       SOLE                                      97629
Avon Products                  COM              054303102     2645    55253 SH       SOLE                                      55253
BP Amoco PLC Spons ADR         COM              055622104     4067    84958 SH       SOLE                                      84958
Bank of America Corp.          COM              060505104     5074   110604 SH       SOLE                                     110604
Bell South Corp.               COM              079860102      674    16472 SH       SOLE                                      16472
Best Buy Co., Inc.             COM              086516101      838    28350 SH       SOLE                                      28350
Boston Scientific Corp.        COM              101137107      972    71050 SH       SOLE                                      71050
Bristol Myers Squibb Co.       COM              110122108     1233    16670 SH       SOLE                                      16670
CVS Corp.                      COM              126650100     2589    43192 SH       SOLE                                      43192
Catalina Marketing Corporation COM              148867104      526    13500 SH       SOLE                                      13500
Caterpillar Inc.               COM              149123101      219     4632 SH       SOLE                                       4632
Charming Shoppes, Inc.         COM              161133103      180    30000 SH       SOLE                                      30000
Chevron Corp.                  COM              166751107      203     2399 SH       SOLE                                       2399
Cisco Systems, Inc.            COM              17275r102     2748    71850 SH       SOLE                                      71850
Coca Cola Co.                  COM              191216100     1314    21565 SH       SOLE                                      21565
Concord EFS, Inc.              COM              206197105      395     9000 SH       SOLE                                       9000
Conoco Class B                 COM              208251405     4199   145117 SH       SOLE                                     145117
Costco Wholesale Corp.         COM              22160k105     4509   112900 SH       SOLE                                     112900
Disney (Walt) Co.              COM              254687106     5256   181620 SH       SOLE                                     181620
Dow Chemical Co.               COM              260543103      370    10092 SH       SOLE                                      10092
Dow Jones & Co.                COM              260561105      323     5700 SH       SOLE                                       5700
DuPont                         COM              263534109      289     5982 SH       SOLE                                       5982
Embrex Inc.                    COM              290817105      154    10000 SH       SOLE                                      10000
Emerson Electric Co.           COM              291011104     4563    57900 SH       SOLE                                      57900
Enron Corp.                    COM              293561106      432     5200 SH       SOLE                                       5200
Exxon Mobil Corp.              COM              30231G102     9491   109167 SH       SOLE                                     109167
Finlay Enterprises, Inc.       COM              317884203      158    15000 SH       SOLE                                      15000
First Union Corp.              COM              337358105     3871   139179 SH       SOLE                                     139179
Firstar Corp                   COM              33763V109     2773   119267 SH       SOLE                                     119267
Gannett Co. Inc.               COM              364730101     7525   119327 SH       SOLE                                     119327
General Electric Co.           COM              369604103    14127   294686 SH       SOLE                                     294686
General Motors Corp Cl H       COM              370442832     2781   120916 SH       SOLE                                     120916
Goldman Sachs Group            COM              38141g104     2492    23300 SH       SOLE                                      23300
Goodrich (B.F.)                COM              382388106     3709   101975 SH       SOLE                                     101975
H. J. Heinz Co.                COM              423074103     4699    99050 SH       SOLE                                      99050
Hewlett - Packard              COM              428236103     3649   115600 SH       SOLE                                     115600
Home Depot Inc.                COM              437076102     6359   139187 SH       SOLE                                     139187
Horace Mann Educators Corp     COM              440327104      253    11825 SH       SOLE                                      11825
Int'l Business Machines Corp.  COM              459200101     5775    67947 SH       SOLE                                      67947
Intel Corp.                    COM              458140100     3251   108150 SH       SOLE                                     108150
International Speedway Corp. C COM              460335102     1170    30000 SH       SOLE                                      30000
Interpublic Group of Cos Inc.  COM              460690100      357     8398 SH       SOLE                                       8398
Jefferson - Pilot              COM              475070108     1774    23727 SH       SOLE                                      23727
Johnson & Johnson              COM              478160104    12023   114440 SH       SOLE                                     114440
Manor Care, Inc.               COM              564055101      206    10000 SH       SOLE                                      10000
McDonald's Corp.               COM              580135101     5282   155353 SH       SOLE                                     155353
Media General Inc Cl A         COM              584404107      364    10000 SH       SOLE                                      10000
Merck & Co. Inc.               COM              589331107    14195   151612 SH       SOLE                                     151612
Minnesota Mining & Mfg. Co.    COM              604059105      566     4700 SH       SOLE                                       4700
Morgan Stanley Dean Witter & C COM              617446448    11882   149933 SH       SOLE                                     149933
Motorola Inc.                  COM              620076109     2333   115200 SH       SOLE                                     115200
News Corp Pfd Class A          COM              652487802      263     9050 SH       SOLE                                       9050
Pepsico Inc.                   COM              713448108     1452    29305 SH       SOLE                                      29305
Pfizer, Inc.                   COM              717081103     5718   124301 SH       SOLE                                     124301
Pharmacia Corp.                COM                             985    16140 SH       SOLE                                      16140
Philip Morris Cos. Inc.        COM              718154107      396     9000 SH       SOLE                                       9000
Procter & Gamble               COM              742718109     2976    37938 SH       SOLE                                      37938
Qualcomm Inc.                  COM              747525103     1373    16700 SH       SOLE                                      16700
Rite Aid                       COM              767754104       31    13075 SH       SOLE                                      13075
Schering-Plough                COM              806605101     4703    82880 SH       SOLE                                      82880
Schlumberger Ltd.              COM              806857108     1836    22970 SH       SOLE                                      22970
SunTrust Banks Inc.            COM              867914103      214     3401 SH       SOLE                                       3401
Texaco Inc.                    COM              881694103     5927    95408 SH       SOLE                                      95408
Texas Instruments              COM              882508104     3113    65700 SH       SOLE                                      65700
Time Warner Inc.               COM              887315109     6076   116300 SH       SOLE                                     116300
United Technologies Corp.      COM              913017109     5478    69667 SH       SOLE                                      69667
Verizon Communications         COM              92343v104      666    13288 SH       SOLE                                      13288
Wal-Mart Stores                COM              931142103      468     8800 SH       SOLE                                       8800
Wells Fargo & Co.              COM              949746101      214     3850 SH       SOLE                                       3850
WorldCom Inc.                  COM              98157d106     1473   104767 SH       SOLE                                     104767